Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Short-term employee benefits	$ 857,217	$ 958,619
Contributions to defined contribution plans	7,925	6,153
Current and past service costs related to defined benefit plans	528	496
Termination benefits	7,863	5,702
Equity-settled share-based payment transactions	7,046	6,227
Cash-settled share-based payment transactions	7,606	3,588
Personnel expenses	$ 888,185	$ 980,785	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)